PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in construction in progress, net of impairment charge
Impairment of construction in progress	$ 0	$ 11,590	$ 0
Interest costs from continuing operations qualifying for capitalization	0	10	0
Wuyue
Changes in construction in progress, net of impairment charge
Percentage of ownership in subsidiary	79.00%
Wuyue | PRC
Changes in construction in progress, net of impairment charge
Number of megawatts of hydropower project that subsidiary holds a right to develop	1,000
Construction in progress, net
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1,190	10,866
Addition to construction in progress	5,523	6,277
Transfer from property, plant and equipment	623
Transfer to property, plant and equipment	(7,198)	(4,663)
Impairment of construction in progress		(11,590)
Foreign currency translation adjustment	2	300
Balance at the end of the period	140	1,190
Construction in progress, net | Jiulongshan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		33
Addition to construction in progress		34
Transfer to property, plant and equipment		(55)
Foreign currency translation adjustment		1
Balance at the end of the period	13	13
Construction in progress, net | Liyuan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1,158
Addition to construction in progress	1,350	1,129
Transfer to property, plant and equipment	(2,416)
Foreign currency translation adjustment	2	29
Balance at the end of the period	94	1,158
Construction in progress, net | Binglangjiang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1	268
Addition to construction in progress		1,384
Transfer to property, plant and equipment	(1)	(1,658)
Foreign currency translation adjustment		7
Balance at the end of the period		1
Construction in progress, net | Wuyue
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		10,520
Addition to construction in progress		808
Impairment of construction in progress		(11,590)
Foreign currency translation adjustment		262
Construction in progress, net | Wuliting
Changes in construction in progress, net of impairment charge
Addition to construction in progress	1,316
Transfer to property, plant and equipment	(1,316)
Construction in progress, net | Yingchuan
Changes in construction in progress, net of impairment charge
Balance at the end of the period	9	9	9
Construction in progress, net | Xineng
Changes in construction in progress, net of impairment charge
Addition to construction in progress	278
Transfer from property, plant and equipment	610
Transfer to property, plant and equipment	(888)
Construction in progress, net | Hengda
Changes in construction in progress, net of impairment charge
Addition to construction in progress	11
Transfer to property, plant and equipment	(11)
Construction in progress, net | Ruiyang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	9
Addition to construction in progress	1,091
Transfer to property, plant and equipment	(1,076)
Balance at the end of the period	24		9
Construction in progress, net | Zhougongyuan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		19
Addition to construction in progress	1,429	2,922
Transfer to property, plant and equipment	(1,429)	(2,942)
Foreign currency translation adjustment		1
Construction in progress, net | Jinling
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		8
Transfer to property, plant and equipment		(8)
Construction in progress, net | Dazhaihe
Changes in construction in progress, net of impairment charge
Addition to construction in progress	48
Transfer from property, plant and equipment	13
Transfer to property, plant and equipment	$ (61)